UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2011

Date of reporting period:	6/30/2010

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

June 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—96.6%
EQUITIES—95.5%

CHINA (INCLUDING HONG KONG)—34.8%
1,508,000	Belle International Holdings Ltd.	$2,139,377
	(Consumer Discretionary)
736,000	BOC Hong Kong Holdings Ltd.	1,676,214
	(Banking)
2,857,000	China CITIC Bank (Class “H” Shares)	1,806,758
	(Banking)
3,619,000	China Construction Bank Corp. (Class “H” Shares)	2,913,344
	(Banking)
2,443,000	China High Precision Automation Group Ltd.(a)	1,409,081
	(Information Technology)
500,000	China Life Insurance Co. Ltd. (Class “H” Shares)	2,186,615
	(Diversified Financials)
232,000	China Mengniu Dairy Co. Ltd.(a)	751,958
	(Consumer Staples)
538,000	China Merchants Holdings International Co. Ltd.	1,776,073
	(Industrials)
48,000	China Mobile Ltd.	477,017
	(Telecommunications)
579,680	China Overseas Land & Investment Ltd.	1,080,125
	(Real Estate-Developers)
316,400	China Pacific Insurance Group Co. Ltd.(a) (Class “H” Shares)	1,251,821
	(Diversified Financials)
634,000	China Resources Land Ltd.	1,192,067
	(Real Estate-Developers)
383,500	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,383,555
	(Energy)
1,455,000	China South Locomotive and Rolling Stock Corp. (Class “H” Shares)	994,683
	(Industrials)
795,000	CNOOC Ltd.	1,351,244
	(Energy)
922,000	Dongfeng Motor Group Co. Ltd. (Class “H” Shares)	1,069,465
	(Consumer Discretionary)
4,800,000	GOME Electrical Appliances Holdings Ltd.(a)	1,448,509
	(Consumer Discretionary)
633,750	L’Occitane International SA (Hong Kong Exchange)(a)	1,381,946
	(Consumer Discretionary)
122,000	Li & Fung Ltd.	545,825
	(Consumer Discretionary)
1,485,000	Pacific Basin Shipping Ltd.	918,970
	(Industrials)
125,000	Ping An Insurance Group Co. of China Ltd. (Class “H” Shares)	1,032,985
	(Diversified Financials)
1,431,000	Sany Heavy Equipment International Holdings Co. Ltd.(a)	1,583,686
	(Industrials)
1,128,000	Skyworth Digital Holdings Ltd.	743,388
	(Consumer Discretionary)
151,000	Sun Hung Kai Properties Ltd.	2,065,072
	(Real Estate-Developers)
752,000	TCL Multimedia Technology Holdings Ltd.(a)	400,855
	(Consumer Discretionary)
755,500	Techtronic Industries Co.	588,665
	(Consumer Discretionary)
69,800	Tencent Holdings Ltd.	1,156,394
	(Information Technology)
466,000	Yanzhou Coal Mining Co. Ltd. (Class “H” Shares)	896,041
	(Energy)

		36,221,733

INDIA—9.3%
70,312	Bank of India	524,371
	(Banking)

21,074	Bharat Heavy Electricals Ltd.	1,110,319
	(Industrials)
145,461	Era Infra Engineering Ltd.	648,042
	(Industrials)
163,408	HCL Technologies Ltd.	1,270,276
	(Information Technology)
15,126	Hero Honda Motors Ltd.	663,544
	(Consumer Discretionary)
40,026	ICICI Bank Ltd.	732,048
	(Banking)
467,866	Lanco Infratech Ltd.(a)	666,482
	(Industrials)
21,735	Maruti Suzuki India Ltd.	660,105
	(Consumer Discretionary)
189,910	Opto Circuits India Ltd.	973,068
	(Consumer Staples)
204,354	Orbit Corp. Ltd.	574,171
	(Real Estate-Developers)
298,742	Pipavav Shipyard Ltd.(a)	642,346
	(Industrials)
10,538	State Bank of India	517,931
	(Banking)
44,809	Tata Motors Ltd.	742,016
	(Industrials)

		9,724,719

INDONESIA—5.8%
1,272,000	Bank Rakyat Indonesia	1,291,409
	(Banking)
185,500	PT Astra International Tbk	980,087
	(Consumer Discretionary)
1,022,000	PT Indocement Tunggal Prakarsa Tbk	1,766,618
	(Materials)
1,013,000	PT Indosat Tbk	549,217
	(Telecommunications)
3,547,500	PT Perusahaan Gas Negara Tbk	1,503,858
	(Utilities)

		6,091,189

MALAYSIA—1.9%
1,178,800	AirAsia Berhad(a)	452,742
	(Industrials)
700,700	IJM Corp. Berhad	1,060,515
	(Industrials)
1,083,100	JCY International Berhad	491,786
	(Information Technology)

		2,005,043

PHILIPPINES—1.9%
11,873,000	Alliance Global Group, Inc.	1,362,553
	(Consumer Staples)
469,500	Metropolitan Bank & Trust	621,560
	(Banking)

		1,984,113

SINGAPORE—8.4%
166,000	DBS Group Holdings Ltd.	1,611,012
	(Banking)
340,000	Ezra Holdings Ltd.	437,477
	(Energy)
50,000	Jardine Cycle & Carriage Ltd.	1,064,026
	(Consumer Discretionary)
1,037,000	Neptune Orient Lines Ltd.(a)	1,464,711
	(Industrials)
418,000	Olam International Ltd.	767,223
	(Consumer Staples)
2,334,000	Otto Marine Ltd.	688,444
	(Industrials)
189,000	SembCorp Marine Ltd.	516,484
	(Industrials)
194,000	Singapore Press Holdings Ltd.	522,214
	(Consumer Discretionary)
69,000	United Overseas Bank Ltd.	959,919
	(Banking)
180,000	Wilmar International Ltd.	736,479
	(Consumer Staples)

		8,767,989

SOUTH KOREA—18.3%
39,170	Hana Financial Group, Inc.	1,038,612
	(Banking)
4,208	Hanjin Shipping Co. Ltd.(a)	126,502
	(Industrials)
82,040	Hynix Semiconductor, Inc.(a)	1,658,280
	(Information Technology)
10,663	Hyundai Heavy Industries Co. Ltd.	2,029,017
	(Industrials)
14,825	Hyundai Mobis	2,486,516
	(Consumer Discretionary)

26,309	KB Financial Group, Inc.	1,008,445
	(Banking)
6,546	LG Chem Ltd.	1,641,677
	(Materials)
6,760	LG Electronics, Inc.	514,057
	(Consumer Discretionary)
3,994	Lotte Shopping Co. Ltd.	1,146,863
	(Consumer Discretionary)
2,176	POSCO	824,510
	(Materials)
17,189	Samsung C&T Corp.	725,779
	(Industrials)
6,899	Samsung Electronics Co. Ltd.	4,327,151
	(Information Technology)
8,345	Samsung Engineering Co. Ltd.	772,807
	(Industrials)
9,570	Samsung Life Insurance Co. Ltd.	810,576
	(Diversified Financials)

		19,110,792

TAIWAN—11.8%
338,000	Acer, Inc.	784,418
	(Information Technology)
1,027,000	AU Optronics Corp.(a)	909,347
	(Information Technology)
757,000	Cathay Financial Holding Co. Ltd.(a)	1,119,889
	(Diversified Financials)
1,097,292	Far Eastern New Century Corp.(b)	1,128,470
	(Industrials)
356,000	Foxconn Technology Co. Ltd.	1,178,360
	(Information Technology)
566,000	Hon Hai Precision Industry Co. Ltd.	1,983,928
	(Information Technology)
140,000	Largan Precision Co. Ltd.	2,227,038
	(Information Technology)
771,000	Synnex Technology International Corp.	1,668,635
	(Information Technology)
494,000	Taiwan Fertilizer Co. Ltd.	1,292,443
	(Materials)

		12,292,528

THAILAND—3.3%
162,900	Bangkok Bank PCL	636,957
	(Banking)
43,900	Banpu PCL	818,484
	(Energy)
5,341,400	Land and Houses PCL -	914,410
	(Real Estate-Developers)
138,300	PTT PCL	1,050,380
	(Energy)

		3,420,231

	Total equities (cost $88,186,891)	99,618,337

EXCHANGE TRADED FUND—1.1%
VIETNAM
44,250	Market Vectors Vietnam ETF (New York Stock Exchange) (cost $1,066,606)	1,103,595

	Total long-term investments (cost $89,253,497)	100,721,932

SHORT-TERM INVESTMENT—1.7%
MONEY MARKET MUTUAL FUND
UNITED STATES
1,732,342	JPMorgan Prime Money Market Fund/Premier (cost $1,732,342)	1,732,342

	Total Investments(c)—98.3% (cost $90,985,839)(d)	102,454,274
	Other assets in excess of liabilities—1.7%	1,789,535

	Net Assets—100.0%	$104,243,809

The following annotations are used in the Portfolio of Investments:

ETF—Exchange Traded Fund

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities that may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$92,064,819	$15,167,765	$(4,778,310)	$10,389,455

The difference between book basis and tax basis of investments is attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$1,381,946	$33,806,802	$1,032,985
India	—	9,724,719	—
Indonesia	—	6,091,189	—
Malaysia	491,786	1,513,257	—
Philippines	—	1,984,113	—
Singapore	—	8,767,989	—
South Korea	810,576	18,300,216	—
Taiwan	—	12,292,528	—
Thailand	—	3,420,231	—
Exchange Traded Fund Vietnam	1,103,595	—	—
Money Market Mutual Fund	1,732,342	—	—

Total	$5,520,245	$95,901,044	$1,032,985

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the reporting period. The amount of fair value of Level 2 investments at March 31, 2010 was $0. At June, 30, 2010, securities aggregating to $92,708,168 in value at March 31, 2010 were transferred into Level 2 from Level 1 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) fair value were used in determining fair value:

Equities
Balance as of 3/31/10	$—
Realized gain (loss)	279,824
Change in unrealized appreciation (depreciation)	(305,751)
Purchases (sales)	(595,440)
Transfers in and/or out of Level 3	1,654,352

Balanced as of 6/30/10	$1,032,985

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the reporting period. The amount of fair value of Level 3 investments at March 31, 2010 was $0. At June 30, 2010, $1,654,352 was transferred into Level 3 as a result of a security being fair valued in accordance with the Board of Directors’ approved fair valuation procedures.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 was as follows:

Information Technology	18.3%
Industrials	17.3
Consumer Discretionary	15.7
Banking	14.7
Diversified Financials	6.1
Energy	5.7
Real Estate—Developers	5.6
Materials	5.3
Consumer Staples	4.4
Money Market Mutual Fund	1.7
Utilities	1.4
Exchange Traded Fund	1.1
Telecommunications	1.0

98.3
Other assets in excess of liabilities	1.7

100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange traded mutual funds are valued at their net asset value on each day the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Stock Index Futures Contracts: A stock index futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a stock index futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on stock index futures contracts.

The Fund may utilize stock index futures contracts for hedging and investment purposes. Should market prices for the futures contracts or the underlying assets move in ways not anticipated by the Fund, losses may result. The use of futures contracts for hedging and investment purposes involves the risk of imperfect correlation in the movements in prices of futures contracts and the underlying assets being hedged or the exposures desired by the Fund.

With stock index futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to the futures, and guarantees the futures contracts against default.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ BRIAN CORRIS
Brian Corris
President and Principal Executive Officer

Date August 25, 2010

By (Signature and Title)*	/S/ M. SADIQ PESHIMAM
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date August 25, 2010

*	Print the name and title of each signing officer under his or her signature.